Schedule of Investments (unaudited)
September 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 2.2%
Diversified Telecommunication Services — 0.3%
Lumen Technologies Inc.	39,499	$280,443 *
Interactive Media & Services — 1.7%
Cargurus Inc.	9,416	282,763 *
EverQuote Inc., Class A Shares	19,634	414,081 *
MediaAlpha Inc., Class A Shares	11,008	199,355 *
Vimeo Inc.	62,161	313,913 *
Yelp Inc.	13,602	477,158 *
Total Interactive Media & Services		1,687,270
Media — 0.2%
Gannett Co. Inc.	41,855	235,225 *

Total Communication Services		2,202,938
Consumer Discretionary — 10.4%
Automobile Components — 1.4%
Modine Manufacturing Co.	7,851	1,042,534 *
Patrick Industries Inc.	3,140	447,042
Total Automobile Components		1,489,576
Automobiles — 0.3%
Winnebago Industries Inc.	4,644	269,863
Broadline Retail — 0.2%
Macy’s Inc.	10,463	164,164
Diversified Consumer Services — 0.6%
American Public Education Inc.	15,945	235,189 *
Chegg Inc.	12,529	22,176 *
Perdoceo Education Corp.	14,649	325,794
Total Diversified Consumer Services		583,159
Hotels, Restaurants & Leisure — 1.8%
Brinker International Inc.	7,466	571,373 *
Cracker Barrel Old Country Store Inc.	629	28,525
El Pollo Loco Holdings Inc.	22,121	303,058 *
Light & Wonder Inc.	4,621	419,263 *
Rush Street Interactive Inc.	30,523	331,175 *
United Parks & Resorts Inc.	4,698	237,719 *
Total Hotels, Restaurants & Leisure		1,891,113
Household Durables — 1.9%
Hovnanian Enterprises Inc., Class A Shares	2,260	461,876 *
KB Home	5,904	505,914
M/I Homes Inc.	5,442	932,541 *
Total Household Durables		1,900,331
Leisure Products — 0.3%
JAKKS Pacific Inc.	13,312	339,722 *
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A Shares	4,537	634,726 *
American Eagle Outfitters Inc.	21,600	483,624
Carvana Co.	1,983	345,260 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Dick’s Sporting Goods Inc.	2,257	$471,036
Genesco Inc.	3,244	88,140 *
Signet Jewelers Ltd.	6,802	701,558
Stitch Fix Inc., Class A Shares	81,472	229,751 *
Total Specialty Retail		2,954,095
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.	10,000	305,200 *
Hanesbrands Inc.	61,018	448,482 *
Vera Bradley Inc.	43,178	235,752 *
Total Textiles, Apparel & Luxury Goods		989,434

Total Consumer Discretionary		10,581,457
Consumer Staples — 3.6%
Beverages — 0.4%
Coca-Cola Consolidated Inc.	282	371,225
Consumer Staples Distribution & Retail — 1.4%
Andersons Inc.	5,873	294,472
Sprouts Farmers Market Inc.	10,180	1,123,974 *
Total Consumer Staples Distribution & Retail		1,418,446
Food Products — 0.9%
Cal-Maine Foods Inc.	4,314	322,860
Dole PLC	17,862	290,972
John B Sanfilippo & Son Inc.	3,140	296,133
Total Food Products		909,965
Personal Care Products — 0.7%
Edgewell Personal Care Co.	6,656	241,879
Medifast Inc.	5,677	108,658 *
Nature’s Sunshine Products Inc.	17,228	234,645 *
USANA Health Sciences Inc.	3,800	144,096 *
Total Personal Care Products		729,278
Tobacco — 0.2%
Turning Point Brands Inc.	5,755	248,328

Total Consumer Staples		3,677,242
Energy — 4.4%
Energy Equipment & Services — 0.5%
Helmerich & Payne Inc.	8,065	245,337
Newpark Resources Inc.	42,000	291,060 *
Total Energy Equipment & Services		536,397
Oil, Gas & Consumable Fuels — 3.9%
Ardmore Shipping Corp.	14,935	270,324
DHT Holdings Inc.	31,324	345,504
International Seaways Inc.	5,533	285,282
Murphy Oil Corp.	15,695	529,549
Ring Energy Inc.	219,754	351,606 *
SandRidge Energy Inc.	32,849	401,743
Scorpio Tankers Inc.	4,698	334,967
SM Energy Co.	18,311	731,891
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Teekay Tankers Ltd., Class A Shares	8,927	$519,998
VAALCO Energy Inc.	34,791	199,700
Total Oil, Gas & Consumable Fuels		3,970,564

Total Energy		4,506,961
Financials — 18.6%
Banks — 9.4%
Amalgamated Financial Corp.	8,970	281,389
Associated Banc-Corp.	14,879	320,494
Axos Financial Inc.	8,967	563,845 *
Bancorp Inc.	7,000	374,500 *
Bank of N.T. Butterfield & Son Ltd.	13,392	493,897
BankUnited Inc.	12,529	456,557
Berkshire Hills Bancorp Inc.	14,649	394,498
Central Pacific Financial Corp.	8,998	265,531
CNB Financial Corp.	10,161	244,474
Customers Bancorp Inc.	8,065	374,619 *
Eagle Bancorp Inc.	8,100	182,898
Equity Bancshares Inc., Class A Shares	7,481	305,823
Financial Institutions Inc.	7,847	199,863
First BanCorp	40,440	856,115
First Financial Corp.	5,179	227,099
First Internet Bancorp	3,782	129,571
Flushing Financial Corp.	15,695	228,833
HarborOne Bancorp Inc.	12,000	155,760
HomeStreet Inc.	5,755	90,699
HomeTrust Bancshares Inc.	6,278	213,954
Hope Bancorp Inc.	25,270	317,391
Independent Bank Corp. (Massachusetts)	6,491	383,813
Independent Bank Corp. (Michigan)	6,000	200,100
Kearny Financial Corp.	23,851	163,856
Northeast Community Bancorp Inc.	14,000	370,300
Northfield Bancorp Inc.	15,810	183,396
OFG Bancorp	14,461	649,588
Preferred Bank	3,836	307,839
Sandy Spring Bancorp Inc.	8,881	278,597
ServisFirst Bancshares Inc.	1,366	109,895
Univest Financial Corp.	10,659	299,944
Total Banks		9,625,138
Capital Markets — 1.2%
Artisan Partners Asset Management Inc., Class A Shares	9,860	427,135
Brightsphere Investment Group Inc.	10,871	276,123
Hamilton Lane Inc., Class A Shares	2,869	483,111
Total Capital Markets		1,186,369
Consumer Finance — 1.1%
Bread Financial Holdings Inc.	2,877	136,888
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
Enova International Inc.	9,858	$826,002 *
Navient Corp.	12,529	195,327
Total Consumer Finance		1,158,217
Financial Services — 4.5%
Essent Group Ltd.	8,000	514,320
International Money Express Inc.	14,095	260,617 *
Jackson Financial Inc., Class A Shares	11,086	1,011,376
MGIC Investment Corp.	18,457	472,499
Mr. Cooper Group Inc.	6,801	626,916 *
NMI Holdings Inc.	10,463	430,971 *
Radian Group Inc.	26,074	904,507
StoneCo Ltd., Class A Shares	28,974	326,247 *
Total Financial Services		4,547,453
Insurance — 1.9%
Ambac Financial Group Inc.	18,794	210,681 *
Employers Holdings Inc.	6,264	300,484
Enstar Group Ltd.	1,253	402,952 *
Genworth Financial Inc.	78,479	537,581 *
Greenlight Capital Re Ltd., Class A Shares	15,000	204,750 *
HCI Group Inc.	2,479	265,402
Total Insurance		1,921,850
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corp.	22,710	263,436
TPG RE Finance Trust Inc.	29,410	250,867
Total Mortgage Real Estate Investment Trusts (REITs)		514,303

Total Financials		18,953,330
Health Care — 17.5%
Biotechnology — 9.4%
ACADIA Pharmaceuticals Inc.	14,252	219,196 *
ADMA Biologics Inc.	20,810	415,992 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Agios Pharmaceuticals Inc.	4,287	190,471 *
Akebia Therapeutics Inc.	36,151	47,719 *
Alkermes PLC	12,529	350,687 *
Amicus Therapeutics Inc.	17,541	187,338 *
Anika Therapeutics Inc.	3,923	96,898 *
Aptevo Therapeutics Inc.	233	42 *
Arcellx Inc.	4,150	346,566 *
Arcturus Therapeutics Holdings Inc.	5,873	136,312 *
Ardelyx Inc.	52,997	365,149 *
Aurinia Pharmaceuticals Inc.	18,794	137,760 *
Avidity Biosciences Inc.	4,517	207,466 *
BioCryst Pharmaceuticals Inc.	21,034	159,858 *
Blueprint Medicines Corp.	3,400	314,500 *
CareDx Inc.	9,000	281,025 *
Catalyst Pharmaceuticals Inc.	9,000	178,920 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Corbus Pharmaceuticals Holdings Inc.	864	$17,824 *
Dynavax Technologies Corp.	9,000	100,260 *
Entrada Therapeutics Inc.	4,000	63,920 *
Fate Therapeutics Inc.	14,879	52,077 *
Fennec Pharmaceuticals Inc.	9,810	49,050 *
Geron Corp.	55,753	253,119 *
Greenwich Lifesciences Inc.	3,140	45,122 *
Gyre Therapeutics Inc.	3,364	42,185 *
Halozyme Therapeutics Inc.	8,500	486,540 *
Heron Therapeutics Inc.	21,926	43,633 *
Insmed Inc.	6,114	446,322 *
Ironwood Pharmaceuticals Inc.	19,698	81,156 *
Janux Therapeutics Inc.	2,238	101,672 *
Kiniksa Pharmaceuticals International PLC	9,788	244,602 *
Krystal Biotech Inc.	1,471	267,766 *
Kymera Therapeutics Inc.	2,176	102,990 *
MannKind Corp.	27,062	170,220 *
MiMedx Group Inc.	26,884	158,884 *
Myriad Genetics Inc.	6,776	185,595 *
Novavax Inc.	6,432	81,236 *
Nuvalent Inc., Class A Shares	930	95,139 *
Organogenesis Holdings Inc.	17,172	49,112 *
PDL BioPharma Inc.	152,500	24,791 *(a)(b)
Precigen Inc.	26,159	24,775 *
Protagonist Therapeutics Inc.	5,000	225,000 *
PTC Therapeutics Inc.	5,186	192,401 *
Puma Biotechnology Inc.	13,965	35,611 *
Q32 Bio Inc.	4,576	204,181 *
Rhythm Pharmaceuticals Inc.	4,471	234,236 *
Rigel Pharmaceuticals Inc.	11,580	187,364 *
Soleno Therapeutics Inc.	1,209	61,042 *
TG Therapeutics Inc.	15,220	355,996 *
Twist Bioscience Corp.	4,100	185,238 *
Vanda Pharmaceuticals Inc.	14,649	68,704 *
Vaxcyte Inc.	939	107,300 *
Veracyte Inc.	8,912	303,364 *
Vericel Corp.	3,500	147,875 *
Voyager Therapeutics Inc.	13,446	78,659 *
Xencor Inc.	5,647	113,561 *
XOMA Royalty Corp.	1,774	46,976 *
Y-mAbs Therapeutics Inc.	14,879	195,659 *
Total Biotechnology		9,567,056
Health Care Equipment & Supplies — 2.2%
Glaukos Corp.	2,463	320,880 *
Integer Holdings Corp.	3,529	458,770 *
iRadimed Corp.	3,295	165,706
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Lantheus Holdings Inc.	2,350	$257,912 *
OraSure Technologies Inc.	35,379	151,068 *
Semler Scientific Inc.	6,734	158,586 *
Surmodics Inc.	6,119	237,295 *
Tactile Systems Technology Inc.	18,951	276,874 *
Zynex Inc.	25,059	204,481 *
Total Health Care Equipment & Supplies		2,231,572
Health Care Providers & Services — 3.3%
Addus HomeCare Corp.	2,878	382,860 *
Cross Country Healthcare Inc.	10,180	136,819 *
Ensign Group Inc.	6,859	986,461
Hims & Hers Health Inc.	17,768	327,287 *
Joint Corp.	15,001	171,612 *
Owens & Minor Inc.	15,000	235,350 *
PetIQ Inc.	23,493	722,880 *
Surface Oncology Inc., CVR	43,029	4,800 *(a)(b)
Tenet Healthcare Corp.	2,447	406,691 *
Total Health Care Providers & Services		3,374,760
Health Care Technology — 0.4%
HealthStream Inc.	13,434	387,436
Life Sciences Tools & Services — 0.2%
ChromaDex Corp.	17,516	63,933 *
Codexis Inc.	27,408	84,417 *
Harvard Bioscience Inc.	14,000	37,660 *
Quanterix Corp.	5,481	71,034 *
Total Life Sciences Tools & Services		257,044
Pharmaceuticals — 2.0%
Amneal Pharmaceuticals Inc.	21,000	174,720 *
Amphastar Pharmaceuticals Inc.	6,801	330,052 *
ANI Pharmaceuticals Inc.	1,410	84,121 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Cara Therapeutics Inc.	10,463	3,223 *
Collegium Pharmaceutical Inc.	4,000	154,560 *
Corcept Therapeutics Inc.	6,264	289,898 *
Harmony Biosciences Holdings Inc.	7,000	280,000 *
Innoviva Inc.	12,397	239,386 *
Ligand Pharmaceuticals Inc.	3,500	350,315 *
SIGA Technologies Inc.	9,867	66,602
Theravance Biopharma Inc.	7,847	63,247 *
Total Pharmaceuticals		2,036,124

Total Health Care		17,853,992
Industrials — 17.1%
Aerospace & Defense — 1.6%
Ducommun Inc.	5,016	330,203 *
Leonardo DRS Inc.	20,079	566,629 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Moog Inc., Class A Shares	2,659	$537,171
Redwire Corp.	36,843	253,112 *
Total Aerospace & Defense		1,687,115
Building Products — 0.4%
Apogee Enterprises Inc.	5,716	400,206
Commercial Services & Supplies — 1.4%
ABM Industries Inc.	7,219	380,875
Cimpress PLC	3,788	310,313 *
Interface Inc.	18,386	348,782
Steelcase Inc., Class A Shares	25,669	346,275
Total Commercial Services & Supplies		1,386,245
Construction & Engineering — 2.4%
Argan Inc.	6,639	673,394
Dycom Industries Inc.	4,186	825,061 *
Limbach Holdings Inc.	6,900	522,744 *
Tutor Perini Corp.	15,222	413,429 *
Total Construction & Engineering		2,434,628
Electrical Equipment — 2.5%
American Superconductor Corp.	10,548	248,933 *
Atkore Inc.	3,756	318,283
EnerSys	4,115	419,936
NEXTracker Inc., Class A Shares	11,284	422,924 *
Powell Industries Inc.	2,859	634,669
Shoals Technologies Group Inc., Class A Shares	44,660	250,543 *
Thermon Group Holdings Inc.	9,652	288,016 *
Total Electrical Equipment		2,583,304
Machinery — 3.0%
Blue Bird Corp.	12,000	575,520 *
Briggs & Stratton Corp., Escrow	158,200	0 *(a)(b)(c)
Greenbrier Cos. Inc.	8,736	444,575
Mayville Engineering Co. Inc.	15,008	316,369 *
Mueller Industries Inc.	8,315	616,141
REV Group Inc.	11,249	315,647
Tennant Co.	3,361	322,790
Terex Corp.	9,416	498,201
Total Machinery		3,089,243
Marine Transportation — 0.6%
Matson Inc.	4,000	570,480
Passenger Airlines — 0.7%
SkyWest Inc.	8,466	719,779 *
Professional Services — 1.7%
Barrett Business Services Inc.	13,160	493,631
CRA International Inc.	3,663	642,197
ExlService Holdings Inc.	8,678	331,066 *
Upwork Inc.	25,275	264,124 *
Total Professional Services		1,731,018
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 2.8%
Applied Industrial Technologies Inc.	2,464	$549,792
BlueLinx Holdings Inc.	5,952	627,460 *
Boise Cascade Co.	4,186	590,142
DNOW Inc.	49,133	635,290 *
MRC Global Inc.	36,623	466,577 *
Total Trading Companies & Distributors		2,869,261

Total Industrials		17,471,279
Information Technology — 12.7%
Communications Equipment — 0.6%
Extreme Networks Inc.	23,543	353,851 *
NETGEAR Inc.	11,746	235,625 *
Total Communications Equipment		589,476
Electronic Equipment, Instruments & Components — 3.3%
Arlo Technologies Inc.	35,210	426,393 *
Badger Meter Inc.	2,071	452,327
Bel Fuse Inc., Class B Shares	5,000	392,550
Benchmark Electronics Inc.	8,592	380,797
Fabrinet	2,016	476,663 *
Insight Enterprises Inc.	2,314	498,413 *
Sanmina Corp.	6,278	429,729 *
ScanSource Inc.	6,418	308,257 *
Total Electronic Equipment, Instruments & Components		3,365,129
IT Services — 0.6%
DigitalOcean Holdings Inc.	9,553	385,846 *
Unisys Corp.	34,184	194,165 *
Total IT Services		580,011
Semiconductors & Semiconductor Equipment — 1.2%
Axcelis Technologies Inc.	3,916	410,593 *
Kulicke & Soffa Industries Inc.	7,831	353,413
Photronics Inc.	20,927	518,152 *
Total Semiconductors & Semiconductor Equipment		1,282,158
Software — 6.3%
8x8 Inc.	38,372	78,279 *
A10 Networks Inc.	26,891	388,306
ACI Worldwide Inc.	6,347	323,062 *
AudioEye Inc.	14,661	335,004 *
Box Inc., Class A Shares	12,529	410,074 *
CommVault Systems Inc.	6,285	966,947 *
Dave Inc.	7,410	296,104 *
eGain Corp.	16,166	82,447 *
InterDigital Inc.	3,446	488,057
LiveRamp Holdings Inc.	9,880	244,826 *
Porch Group Inc.	152,160	233,566 *
Qualys Inc.	3,977	510,885 *
Varonis Systems Inc.	10,571	597,262 *
Weave Communications Inc.	26,000	332,800 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Yext Inc.	31,324	$216,762 *
Zeta Global Holdings Corp., Class A Shares	31,188	930,338 *
Total Software		6,434,719
Technology Hardware, Storage & Peripherals — 0.7%
Immersion Corp.	30,000	267,600
Turtle Beach Corp.	19,280	295,755 *
Xerox Holdings Corp.	16,600	172,308
Total Technology Hardware, Storage & Peripherals		735,663

Total Information Technology		12,987,156
Materials — 3.7%
Chemicals — 1.8%
Cabot Corp.	5,121	572,374
Core Molding Technologies Inc.	8,000	137,680 *
Hawkins Inc.	4,217	537,541
Kronos Worldwide Inc.	21,785	271,224
Rayonier Advanced Materials Inc.	33,307	285,108 *
Total Chemicals		1,803,927
Metals & Mining — 1.4%
Arch Resources Inc.	1,975	272,866
Carpenter Technology Corp.	4,351	694,333
Kaiser Aluminum Corp.	3,751	272,022
Olympic Steel Inc.	5,413	211,107
Total Metals & Mining		1,450,328
Paper & Forest Products — 0.5%
Sylvamo Corp.	5,873	504,197

Total Materials		3,758,452
Real Estate — 6.8%
Diversified REITs — 0.6%
American Assets Trust Inc.	11,967	319,758
CTO Realty Growth Inc.	17,737	337,358
Total Diversified REITs		657,116
Health Care REITs — 1.5%
Diversified Healthcare Trust	107,000	448,330
National Health Investors Inc.	5,794	487,044
Sabra Health Care REIT Inc.	30,000	558,300
Total Health Care REITs		1,493,674
Hotel & Resort REITs — 1.1%
DiamondRock Hospitality Co.	51,435	449,028
Pebblebrook Hotel Trust	13,602	179,954
Ryman Hospitality Properties Inc.	1,958	209,976
Summit Hotel Properties Inc.	45,000	308,700
Total Hotel & Resort REITs		1,147,658
Industrial REITs — 0.4%
Innovative Industrial Properties Inc.	3,043	409,588
Office REITs — 0.8%
Brandywine Realty Trust	45,200	245,888
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Office REITs — continued
JBG SMITH Properties		21,925	$383,249
Piedmont Office Realty Trust Inc., Class A Shares		18,572	187,577
Total Office REITs			816,714
Real Estate Management & Development — 0.9%
Forestar Group Inc.		8,700	281,619 *
Kennedy-Wilson Holdings Inc.		34,316	379,192
Newmark Group Inc., Class A Shares		20,254	314,544
Total Real Estate Management & Development			975,355
Residential REITs — 0.3%
NexPoint Residential Trust Inc.		6,658	293,019
Retail REITs — 0.9%
Alexander’s Inc.		854	206,975
SITE Centers Corp.		5,157	311,999
Tanger Inc.		12,500	414,750
Total Retail REITs			933,724
Specialized REITs — 0.3%
Farmland Partners Inc.		25,501	266,485

Total Real Estate			6,993,333
Utilities — 1.8%
Electric Utilities — 0.9%
ALLETE Inc.		5,755	369,413
Genie Energy Ltd., Class B Shares		8,622	140,108
Otter Tail Corp.		4,980	389,237
Total Electric Utilities			898,758
Gas Utilities — 0.4%
Southwest Gas Holdings Inc.		5,667	417,998
Water Utilities — 0.5%
Consolidated Water Co. Ltd.		18,829	474,679

Total Utilities			1,791,435
Total Investments before Short-Term Investments (Cost — $79,244,531)			100,777,575
Security	Rate
Short-Term Investments — 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,354,561)	4.787%	1,354,561	1,354,561 (d)
Total Investments — 100.1% (Cost — $80,599,092)			102,132,136
Liabilities in Excess of Other Assets — (0.1)%			(101,628)
Total Net Assets — 100.0%			$102,030,508

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$17,824,401	—	$29,591	$17,853,992
Industrials	17,471,279	—	0 *	17,471,279
Other Common Stocks	65,452,304	—	—	65,452,304
Total Long-Term Investments	100,747,984	—	29,591	100,777,575
Short-Term Investments†	1,354,561	—	—	1,354,561
Total Investments	$102,102,545	—	$29,591	$102,132,136

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report